Segment information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of geographical areas [line items]
Revenue	$ 36,966	$ 27,068	$ 103,957	$ 74,441
North America
Disclosure of geographical areas [line items]
Revenue	28,439	19,768	78,731	53,907
Rest of World
Disclosure of geographical areas [line items]
Revenue	$ 8,527	$ 7,300	$ 25,226	$ 20,534